TAXATION ON INCOME	12 Months Ended
Dec. 31, 2022
TAXATION ON INCOME
TAXATION ON INCOME

NOTE 21 - TAXATION ON INCOME

The tax on the Group’s loss before taxation on income differs from the theoretical amount that would arise using the weighted average tax rate applicable to loss for the years ended 31 December 2022, 2021 and 2020 as follows:

	2022	2021	2020

Loss before income taxes	(2,907,450)	(2,021,011)	(936,586)

Tax calculated at enacted tax rate of 23% (2021: 25%, 2020: 22%)	673,858	505,253	206,049
Effect of disallowable expenses	(16,191)	(19,797)	(13,955)
Deferred income tax assets not recognized	(652,523)	(485,456)	(192,094)

Income tax credit/(expense)	—	—	—

Current income tax

Turkish tax legislation does not permit a parent company and its subsidiaries to file a consolidated tax return. Therefore, provisions for taxes, as reflected in these consolidated financial statements, have been calculated on a separate-entity basis.

Turkish Corporate Tax Law has been amended by Law No. 5520 dated 13 June 2006. Most of the articles of this new Law No. 5520 have come into force effective from 1 January 2006, setting the corporate tax rate as 20%. Within the scope of the “Law on Amendments to Certain Tax Laws and Some Other Laws” numbered 7061, which was published in the Official Gazette dated 5 December 2017, the corporate tax rate for the years 2018, 2019 and 2020 was increased from 20% to 22%. With the provisional article 13 added to the Corporate Tax Law and with the 11th article of the Law 7316 published in the Official Gazette dated April 22, 2021, the corporate tax rate, which was 20% as of 31 December 2020, is applied at the rate of 25% for the corporate earnings in 2021 and 23% for the corporate earnings in 2022 (20% for the year 2023 and onwards).

Corporation tax rate is applicable on the total income of the companies after adjusting for certain disallowable expenses, income tax exemptions (participation exemption etc.) and income tax deductions (for example research and development expenses deduction). No further tax is payable unless the profit is distributed.

Dividends paid to non-resident corporations, which have a place of business in Turkey, or resident corporations are not subject to withholding tax. Otherwise, dividends paid are subject to withholding tax at the rate of 15%. An increase in capital via issuing bonus shares is not considered as a profit distribution and thus does not incur withholding tax.

Corporations are required to pay advance corporation tax quarterly at the rate of 23% (2021: 25)% on their corporate income (20% for the year 2023 and onwards). Advance tax is payable by the 17th of the second month following each calendar quarter end. Advance tax paid by corporations is credited against the annual corporation tax liability. The balance of the advance tax paid may be refunded or used to set off against other liabilities to the government.

In Turkey, there is no procedure for a final and definitive agreement on tax assessments. Companies file their tax returns within the 25th of the fourth month following the close of the financial year to which they relate.

Tax returns are open for 5 years from the beginning of the year that follows the date of filing during which time the tax authorities have the right to audit tax returns, and the related accounting records on which they are based, and may issue re-assessments based on their findings.

Under the Turkish taxation system, tax losses can be carried forward to offset against future taxable income for up to 5 years. Tax losses cannot be carried back to offset profits from previous periods.

NOTE 21 - TAXATION ON INCOME (Continued)

Deferred income taxes

The Group recognizes deferred income tax assets and liabilities based upon temporary differences arising between their financial statements as reported under IFRS and their tax records. These differences usually result in the recognition of income and expenses in different reporting periods for IFRS and tax purposes.

Deferred tax assets resulting from deductible temporary differences, tax losses and tax incentives are recognized to the extent that it is probable that future taxable profit or taxable temporary differences will be available against which the deductible temporary difference can be utilized. As of 31 December 2022 and 2021, the Group has not accounted for the remaining deferred tax assets due to uncertainties as to the generation of future taxable profits for the realization of such deferred tax assets in the foreseeable future, as described below:

	Total temporary differences		Deferred income tax assets/(liabilities)
	2022	2021	2022	2021

Deferred income tax assets and liabilities:
Carry forward tax losses	1,499,943	1,854,928	299,989	426,633
Tax incentives	911,095	396,228	182,219	91,133
Right of use assets and related lease liabilities	48,501	75,673	(9,700)	(17,405)
Provision for impairment of trade goods	(34,171)	44,741	6,834	(10,290)
Accrued expenses, contract liabilities and merchant advances	967,766	467,698	(193,553)	(107,571)
Property and equipment and intangible assets	166,168	47,342	(33,234)	(9,468)
Other	35,269	(2,783)	(7,054)	640
Prepaid expenses	25,659	(23,950)	(5,132)	5,508
Trade payables and payables to merchants	(69,864)	(54,339)	13,973	12,498

Non recoverable deferred tax assets			254,342	391,678
Deferred income tax assets, net			—	—

Since the applicable tax rate will be changed to 20% for the following years beginning from 1 January 2023, 20% tax rate is used in the deferred tax calculation of 31 December 2022 for all of the temporary differences.

The expiration dates of tax losses which the Group has not recognised any deferred income tax asset are as follows:

	2022	2021

2023	—	21,489
2024	—	79,602
2025	300,661	679,621
2026	549,877	899,440
2027	421,170	—

Total	1,271,708	1,680,152

NOTE 21 - TAXATION ON INCOME (Continued)

Within the scope of “Law regarding the Restructuring of Certain Receivables” (“Tax Amnesty Law”) numbered 7326 that has been launched in Turkey in June 2021, D-Market voluntarily increased its corporate income tax (“CIT”) base for the years ended 2018 and 2019, D-Ödeme and D-Fast for the years ended 2018, 2019 and 2020 and half of previous years’ losses related to the fiscal years in which tax bases have been increased cannot be benefitted in the following years. The Group paid TRY 146 thousand to increase its CIT base voluntarily in 2021 and the Group will not be subjected to any tax investigation related to the CIT taxes for related years within the scope of tax amnesty. In addition, the ongoing tax audit for the years 2018 and 2019 is closed in terms of corporate income tax by increasing the CIT base.